DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Cost of Sales (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Changes in Inventories [Abstract]
Inventories at the beginning of the year	$ 5,709,799	$ 7,094,828	$ 5,232,745
Purchases	133,976,202	149,879,054	143,377,155
Operating costs	152,729,020	147,816,688	147,606,385
Inventories at the end of the year	(7,669,277)	(5,709,799)	(7,094,828)
Total	$ 284,745,744	$ 299,080,771	$ 289,121,457